Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of outstanding common stock

	2019		2018
Issued Common shares	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Balance – beginning of year	1,201,886	$9,323	1,222,769	$9,109
Issued upon exercise of stock options	10,871	360	9,975	332
Previously recognized liability on stock options exercised for common shares	—	53	—	120
Purchase of common shares under Normal Course Issuer Bid	(25,900)	(203)	(30,858)	(238)
Balance – end of year	1,186,857	$9,533	1,201,886	$9,323

Summary of stock option activity
The following table summarizes information relating to stock options outstanding at December 31, 2019 and 2018:

	2019		2018
	Stock options (thousands)	Weighted average exercise price	Stock options (thousands)	Weighted average exercise price
Outstanding – beginning of year	46,685	$37.92	56,036	$36.67
Granted	16,314	$34.84	4,256	$43.75
Surrendered for cash settlement	(1,003)	$34.52	(392)	$33.46
Exercised for common shares	(10,871)	$33.16	(9,975)	$33.28
Forfeited	(3,479)	$37.65	(3,240)	$38.76
Outstanding – end of year	47,646	$38.04	46,685	$37.92
Exercisable – end of year	17,057	$38.74	19,436	$36.03

Summary of range of exercise prices of stock options outstanding
The range of exercise prices of stock options outstanding and exercisable at December 31, 2019 was as follows:

			Stock options outstanding			Stock options exercisable
Range of exercise prices			Stock options outstanding (thousands)	Weighted average remaining term (years)	Weighted average exercise price	Stock options exercisable (thousands)	Weighted average exercise price
$22.90	-	$24.99	2,361	1.03	$22.90	1,579	$22.90
$25.00	-	$29.99	3,524	1.04	$28.85	2,236	$28.85
$30.00	-	$34.99	5,174	4.97	$32.38	536	$32.58
$35.00	-	$39.99	16,635	3.91	$36.85	2,263	$37.62
$40.00	-	$44.99	16,117	2.24	$43.60	8,939	$43.58
$45.00	-	$46.74	3,835	3.06	$45.20	1,504	$45.13
			47,646	3.04	$38.04	17,057	$38.74